Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
NET REVENUE	$ 6,502,962	$ 4,679,741
REVENUE SHARE EXPENSE	3,221,534	1,861,316
GROSS MARGIN	3,281,428	2,818,425
Operating expenses
Stock-based compensation	1,172,242	523,382
Depreciation and amortization	264,340	193,791
Lawsuit settlement	400,000	0
Other operating expenses	2,471,174	2,368,788
Total Operating expenses	4,307,756	3,085,961
LOSS FROM OPERATIONS	(1,026,328)	(267,536)
OTHER INCOME
Interest income	935	246
Interest expense	0	0
TOTAL OTHER INCOME	935	246
LOSS BEFORE PROVISION FOR INCOME TAXES	(1,025,393)	(267,290)
PROVISION FOR INCOME TAXES	0	0
NET LOSS	$ (1,025,393)	$ (267,290)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: BASIC	22,382,415	14,388,017
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: FULLY DILUTED	24,008,353	21,196,096
NET LOSS PER SHARE: BASIC AND DILUTED (no separate per share amount shown because loss is antidilutive)	$ (0.04)	$ (0.02)